Note 14 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2021	$385,494
2022	657,779
2023	561,784
2024	467,835
2025	377,341
2026 and thereafter	657,738
Total	$3,107,971